EATON VANCE SERIES TRUST II

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Fax:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (1933 Act File No. 002-42722) certifies (a) that the form of prospectus and statement of additional information dated November 1, 2014 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 95 (“Amendment No. 95”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 95 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-14-001408) on October 27, 2014.

EATON VANCE SERIES TRUST II

By:  /s/ Maureen A. Gemma

        Maureen A. Gemma, Secretary

Date: November 3, 2014

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